Long-term financial assets (Details) - CAD ($)	Sep. 30, 2020	Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets (Notes 17 and 32)	$ 73,156,000	$ 62,627,000
Long-term investments (Note 32)	22,612,000	24,596,000
Long-term receivables	20,623,000	18,034,000
Long-term derivative financial instruments (Note 32)	40,178,000	71,642,000
Long-term financial assets	$ 156,569,000	$ 176,899,000